GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Goodwill And Intangible Assets [Abstract]
Schedule of goodwill and intangible assets
	June 30, 2024 US$000	December 31, 2023 US$000
Cost
Goodwill	78,716	66,645
Development costs	140,811	127,365
Patents and licenses	8,694	8,694
Other	19,944	19,202
Total cost	248,165	221,906
Less accumulated amortization and impairment	(206,379)	(205,636)
Carrying amount	41,786	16,270